Label	Element	Value
Capital Group U.S. Equity Fund SM
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001474365_SupplementTextBlock
Capital Group Private Client Services FundsSM Prospectus Supplement December 11, 2017 (for prospectus dated January 1, 2017, as supplemented to date)

Risk/Return [Heading]	rr_RiskReturnHeading	Capital Group U.S. Equity Fund SM
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
1)	The last sentence of the first paragraph in the “Investment results” section of the prospectus relating to each fund is amended in its entirety to read as follows:

Updated information on the fund’s investment results can be obtained by calling the fund’s transfer agent at (800) 421-4996.

2)	The last row of the table in the “Investment results” section of the prospectus relating to each fund is amended in its entirety to read as follows:

(For current yield information, please call the fund’s transfer agent at (800) 421-4996.)

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 421-4996
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Keep this supplement with your prospectus.
Thirty Day Yield Phone	rr_ThirtyDayYieldPhone	(800) 421-4996